Additional disclosures - Parent company condensed statements of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	€ 15,500	€ 13,744	€ 12,183
OTHER RECOGNISED INCOME AND EXPENSE	(1,858)	(2,339)	614
Items that may be reclassified to profit or loss	(1,958)	(2,558)	1,578
Hedging instruments (items not designated)	(14)	0	0
Revaluation gains (losses)	(1)	0	0
Amounts transferred to income statement	(13)	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	613	(493)	858
Revaluation gains (losses)	715	(447)	852
Amounts transferred to income statement	(102)	(46)	6
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	867	558	2,592
Revaluation gains (losses)	158	(698)	(30)
Amounts transferred to income statement	709	1,256	2,622
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	195	420	(1,888)
Exchange differences	(3,399)	(3,047)	1,017
Revaluation gains (losses)	(3,399)	(3,047)	1,009
Amounts transferred to income statement	0	0	8
Other reclassifications	0	0	0
Non-current assets held for sale	274	0	0
Income tax	(514)	112	(1,020)
Items that will not be reclassified to profit or loss	100	219	(964)
Actuarial gains and losses on defined benefit pension plans	(73)	(584)	(1,038)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	(3)	(5)
Income tax relating to items that will not be reclassified	77	82	361
Total recognised income and expenses for the year	13,642	11,405	12,797
Banco Santander, S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	11,113	10,101	9,239
OTHER RECOGNISED INCOME AND EXPENSE	(79)	730	(57)
Items that may be reclassified to profit or loss	(101)	305	276
Hedging instruments (items not designated)	283	0	0
Revaluation gains (losses)	283	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(27)	28	104
Revaluation gains (losses)	36	(55)	65
Amounts transferred to income statement	(63)	84	39
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	(100)	409	284
Revaluation gains (losses)	(79)	140	(70)
Amounts transferred to income statement	(21)	269	354
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	(299)	0	0
Revaluation gains (losses)	(299)	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Non-current assets held for sale	0	0	0
Income tax	42	(132)	(112)
Items that will not be reclassified to profit or loss	21	425	(333)
Actuarial gains and losses on defined benefit pension plans	30	(16)	(14)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	100	262	(250)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(76)	20	(31)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	76	(20)	31
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(136)	247	(107)
Income tax relating to items that will not be reclassified	27	(68)	38
Total recognised income and expenses for the year	€ 11,034	€ 10,831	€ 9,182